iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Axon Enterprise, Inc.
(a) (b)
.................... 258,979 $ 76,201,981
Boeing Co. (The)
(a) (b)
....................... 343,979 62,607,618
BWX Technologies, Inc. .................... 67,075 6,372,125
General Electric Co. ....................... 844,538 134,256,206
HEICO Corp.
(b)
.......................... 158,959 35,544,822
HEICO Corp. , Class A ...................... 292,923 51,999,691
Howmet Aerospace, Inc. .................... 89,157 6,921,258
Loar Holdings, Inc.
(a)
....................... 33,965 1,814,070
Lockheed Martin Corp. ..................... 246,509 115,144,354
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 52,268 1,718,049
TransDigm Group, Inc. ..................... 39,667 50,678,956
543,259,130
a
Air Freight & Logistics  —  0 .0%
Expeditors International of Washington, Inc. ....... 82,990 10,356,322
a
Automobiles  —  2 .0%
Tesla, Inc.
(a) (b)
........................... 10,029,501 1,984,637,658
a
Banks  —  0 .2%
NU Holdings, Ltd. , Class A
(a)
................. 11,478,108 147,952,812
Popular, Inc. ............................ 26,489 2,342,422
150,295,234
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
...... 6,654 2,029,803
Celsius Holdings, Inc.
(a) (b)
.................... 635,096 36,257,631
Coca-Cola Co. (The) ...................... 8,027,037 510,920,905
Monster Beverage Corp.
(a)
................... 2,184,292 109,105,385
PepsiCo, Inc. ........................... 3,919,310 646,411,798
1,304,725,522
a
Biotechnology  —  1 .6%
AbbVie, Inc. ............................ 2,761,935 473,727,091
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 404,495 98,292,285
Amgen, Inc. ............................ 1,507,511 471,021,812
Apellis Pharmaceuticals, Inc.
(a)
................ 376,595 14,446,184
Cerevel Therapeutics Holdings, Inc.
(a)
........... 248,687 10,168,811
Exact Sciences Corp.
(a) (b)
.................... 259,867 10,979,381
Exelixis, Inc.
(a)
........................... 860,925 19,344,985
Incyte Corp.
(a) (b)
.......................... 39,444 2,391,095
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 486,404 23,182,015
Natera, Inc.
(a) (b)
.......................... 408,173 44,201,054
Neurocrine Biosciences, Inc.
(a)
................ 359,671 49,515,907
Regeneron Pharmaceuticals, Inc.
(a)
............. 31,671 33,287,171
Sarepta Therapeutics, Inc.
(a) (b)
................ 326,604 51,603,432
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 314,702 12,934,252
Vertex Pharmaceuticals, Inc.
(a)
................ 466,503 218,659,286
Viking Therapeutics, Inc.
(a)
................... 379,261 20,104,626
1,553,859,387
a
Broadline Retail  —  6 .8%
Amazon.com, Inc.
(a)
....................... 33,523,858 6,478,485,558
Coupang, Inc.
(a) (b)
......................... 4,177,500 87,518,625
Etsy, Inc.
(a) (b)
............................ 273,463 16,128,848
6,582,133,031
a
Building Products  —  0 .3%
AAON, Inc. ............................. 246,271 21,484,682
Advanced Drainage Systems, Inc. ............. 90,820 14,566,620
Armstrong World Industries, Inc. ............... 52,798 5,978,846
AZEK Co., Inc. (The) , Class A
(a)
............... 363,425 15,311,095
Builders FirstSource, Inc.
(a)
.................. 39,382 5,450,863
Carlisle Companies, Inc. .................... 23,164 9,386,284
Security Shares Value
a
Building Products (continued)
Lennox International, Inc. ................... 115,603 $ 61,845,293
Simpson Manufacturing Co., Inc. .............. 14,368 2,421,439
Trane Technologies PLC .................... 278,541 91,620,491
Trex Co., Inc.
(a)
.......................... 390,841 28,969,135
257,034,748
a
Capital Markets  —  1 .5%
Ameriprise Financial, Inc. ................... 329,618 140,809,513
Ares Management Corp. , Class A .............. 643,156 85,719,832
Blackstone, Inc. , NVS ...................... 2,573,478 318,596,576
Blue Owl Capital, Inc. , Class A ................ 1,809,359 32,116,122
Charles Schwab Corp. (The) ................. 538,058 39,649,494
Coinbase Global, Inc. , Class A
(a)
............... 598,033 132,900,874
FactSet Research Systems, Inc. ............... 48,553 19,822,733
Goldman Sachs Group, Inc. (The) ............. 306,105 138,457,414
Houlihan Lokey, Inc. , Class A ................. 17,058 2,300,442
Jefferies Financial Group, Inc. ................ 183,166 9,114,340
KKR & Co., Inc. .......................... 699,813 73,648,320
Lazard, Inc. ............................ 369,451 14,105,639
LPL Financial Holdings, Inc. .................. 268,487 74,988,419
Moody's Corp. ........................... 570,140 239,989,030
Morgan Stanley .......................... 247,140 24,019,537
Morningstar, Inc. ......................... 96,255 28,477,042
MSCI, Inc. , Class A ....................... 160,467 77,304,977
TPG, Inc. , Class A ........................ 75,635 3,135,071
Tradeweb Markets, Inc. , Class A ............... 165,354 17,527,524
XP, Inc. , Class A ......................... 148,606 2,613,980
1,475,296,879
a
Chemicals  —  0 .5%
Celanese Corp. .......................... 102,429 13,816,648
Chemours Co. (The) ....................... 39,775 897,722
Ecolab, Inc. ............................ 781,818 186,072,684
RPM International, Inc. ..................... 103,594 11,155,002
Sherwin-Williams Co. (The) .................. 770,869 230,050,435
441,992,491
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 295,956 207,246,149
Copart, Inc.
(a)
........................... 2,933,553 158,881,230
Rollins, Inc. ............................. 1,007,789 49,170,025
Tetra Tech, Inc. .......................... 41,322 8,449,523
Veralto Corp. ............................ 400,852 38,269,340
Waste Management, Inc. .................... 1,446,779 308,655,832
770,672,099
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 929,371 325,725,948
Motorola Solutions, Inc. .................... 282,991 109,248,676
Ubiquiti, Inc. ............................ 11,793 1,717,768
436,692,392
a
Construction & Engineering  —  0 .1%
Comfort Systems USA, Inc. .................. 126,747 38,546,298
EMCOR Group, Inc. ....................... 66,221 24,175,963
Quanta Services, Inc.
(b)
..................... 160,316 40,734,692
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 195,806 7,370,138
110,827,091
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 93,060 20,236,828
Martin Marietta Materials, Inc. ................ 12,377 6,705,858
Vulcan Materials Co. ...................... 123,141 30,622,704
57,565,390
a

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 134,609 $ 5,339,939
American Express Co. ..................... 768,251 177,888,519
Credit Acceptance Corp.
(a)
................... 17,664 9,091,308
SoFi Technologies, Inc.
(a)
.................... 587,094 3,880,691
196,200,457
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 23,085 8,808,312
Costco Wholesale Corp. .................... 1,599,828 1,359,837,802
Performance Food Group Co.
(a)
............... 78,807 5,209,931
Sysco Corp. ............................ 1,115,754 79,653,678
1,453,509,723
a
Containers & Packaging  —  0 .0%
Avery Dennison Corp. ...................... 108,928 23,817,107
Sealed Air Corp. ......................... 28,290 984,209
24,801,316
a
Distributors  —  0 .0%
Pool Corp. ............................. 134,433 41,315,294
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 31,174 3,431,634
Duolingo, Inc. , Class A
(a)
.................... 132,301 27,607,250
Grand Canyon Education, Inc.
(a)
............... 34,041 4,762,676
H&R Block, Inc. .......................... 97,582 5,291,872
41,093,432
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 39,317 1,046,619
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 180,641 36,176,973
NRG Energy, Inc. ......................... 315,431 24,559,458
60,736,431
a
Electrical Equipment  —  0 .1%
Generac Holdings, Inc.
(a)
.................... 104,041 13,756,301
Rockwell Automation, Inc. ................... 38,030 10,468,898
Vertiv Holdings Co. , Class A ................. 1,291,303 111,788,101
136,013,300
a
Electronic Equipment, Instruments & Components  —  0 .3%
Amphenol Corp. , Class A ................... 2,484,577 167,385,952
CDW Corp. ............................. 243,746 54,560,105
Cognex Corp. ........................... 33,468 1,564,964
Jabil, Inc. .............................. 34,740 3,779,365
Zebra Technologies Corp. , Class A
(a)
............ 39,469 12,193,158
239,483,544
a
Energy Equipment & Services  —  0 .0%
Weatherford International PLC
(a)
............... 260,224 31,864,429
a
Entertainment  —  1 .4%
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 29,781 1,912,834
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 251,547 18,071,136
Live Nation Entertainment, Inc.
(a) (b)
............. 569,527 53,387,461
Madison Square Garden Sports Corp. , Class A
(a)
.... 5,363 1,008,941
Netflix, Inc.
(a)
............................ 1,544,036 1,042,039,016
ROBLOX Corp. , Class A
(a)
................... 1,842,903 68,574,421
Roku, Inc. , Class A
(a) (b)
..................... 68,359 4,096,755
Spotify Technology SA
(a)
.................... 523,647 164,315,192
TKO Group Holdings, Inc. , Class A ............. 38,975 4,208,910
1,357,614,666
a
Security Shares Value
a
Financial Services  —  3 .4%
Apollo Global Management, Inc. ............... 1,407,938 $ 166,235,240
Block, Inc. , Class A
(a)
...................... 845,565 54,530,487
Corpay, Inc.
(a) (b)
.......................... 249,560 66,485,279
Equitable Holdings, Inc. .................... 1,144,487 46,763,739
Fiserv, Inc.
(a) (b)
........................... 668,282 99,600,749
Mastercard, Inc. , Class A .................... 2,982,073 1,315,571,325
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 216,705 15,895,312
Toast, Inc. , Class A
(a) (b)
..................... 1,599,680 41,223,753
UWM Holdings Corp. , Class A ................ 233,684 1,619,430
Visa, Inc. , Class A ........................ 5,685,612 1,492,302,582
Western Union Co. (The) ................... 170,221 2,080,101
WEX, Inc.
(a) (b)
............................ 14,000 2,479,960
3,304,787,957
a
Food Products  —  0 .0%
Freshpet, Inc.
(a)
.......................... 53,541 6,927,670
Hershey Co. (The) ........................ 73,971 13,598,089
Lamb Weston Holdings, Inc. ................. 166,562 14,004,533
Pilgrim's Pride Corp.
(a)
..................... 13,982 538,167
35,068,459
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 25,499 2,665,156
Lyft, Inc. , Class A
(a) (b)
....................... 896,975 12,647,348
Old Dominion Freight Line, Inc. ............... 708,540 125,128,164
Saia, Inc.
(a) (b)
............................ 55,770 26,451,153
Uber Technologies, Inc.
(a)
................... 7,250,263 526,949,115
U-Haul Holding Co.
(a)
...................... 14,815 914,530
U-Haul Holding Co. , Series N , NVS
(b)
........... 156,587 9,398,352
Union Pacific Corp. ....................... 1,054,459 238,581,893
XPO, Inc.
(a)
............................. 412,256 43,760,974
986,496,685
a
Health Care Equipment & Supplies  —  1 .3%
Align Technology, Inc.
(a)
..................... 158,390 38,240,098
Dexcom, Inc.
(a) (b)
......................... 1,426,896 161,781,469
Edwards Lifesciences Corp.
(a) (b)
............... 411,881 38,045,448
GE HealthCare Technologies, Inc. ............. 144,559 11,264,037
IDEXX Laboratories, Inc.
(a) (b)
................. 297,352 144,869,894
Inspire Medical Systems, Inc.
(a) (b)
.............. 107,316 14,362,100
Insulet Corp.
(a)
........................... 251,886 50,830,595
Intuitive Surgical, Inc.
(a)
..................... 1,274,811 567,099,673
Masimo Corp.
(a)
.......................... 80,326 10,116,257
Penumbra, Inc.
(a)
......................... 132,961 23,928,991
ResMed, Inc. ........................... 143,174 27,406,367
Stryker Corp. ........................... 387,815 131,954,054
1,219,898,983
a
Health Care Providers & Services  —  0 .7%
Cardinal Health, Inc. ....................... 521,843 51,307,604
Cencora, Inc. ........................... 606,489 136,641,972
Chemed Corp.
(b)
......................... 5,457 2,960,859
Cigna Group (The) ........................ 91,520 30,253,766
DaVita, Inc.
(a)
............................ 184,072 25,506,857
Elevance Health, Inc. ...................... 134,241 72,739,828
HCA Healthcare, Inc. ...................... 170,857 54,892,937
McKesson Corp. ......................... 204,354 119,350,910
Molina Healthcare, Inc.
(a) (b)
................... 132,167 39,293,249
UnitedHealth Group, Inc. .................... 225,664 114,921,649
647,869,631
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 32,389 905,920
Veeva Systems, Inc. , Class A
(a)
............... 532,010 97,363,150
98,269,070
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 1,576,945 $ 239,112,170
Booking Holdings, Inc. ..................... 115,462 457,402,713
Cava Group, Inc.
(a) (b)
....................... 272,085 25,235,884
Chipotle Mexican Grill, Inc.
(a)
................. 4,928,606 308,777,166
Choice Hotels International, Inc.
(b)
.............. 88,108 10,484,852
Churchill Downs, Inc. ...................... 251,255 35,075,198
Darden Restaurants, Inc. ................... 226,695 34,303,487
Domino's Pizza, Inc. ....................... 43,760 22,594,601
DoorDash, Inc. , Class A
(a) (b)
.................. 1,092,287 118,818,980
DraftKings, Inc. , Class A
(a)
................... 1,602,835 61,180,212
Dutch Bros, Inc. , Class A
(a)
.................. 130,404 5,398,726
Expedia Group, Inc.
(a) (b)
..................... 456,066 57,459,755
Hilton Worldwide Holdings, Inc.
(b)
.............. 454,646 99,203,757
Hyatt Hotels Corp. , Class A .................. 22,890 3,477,449
Las Vegas Sands Corp. .................... 1,291,253 57,137,945
Light & Wonder, Inc.
(a)
...................... 325,439 34,132,042
McDonald's Corp. ........................ 166,403 42,406,141
Norwegian Cruise Line Holdings Ltd.
(a)
........... 1,543,711 29,006,330
Planet Fitness, Inc. , Class A
(a) (b)
............... 170,428 12,541,797
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 296,731 47,307,823
Starbucks Corp. .......................... 3,172,697 246,994,462
Texas Roadhouse, Inc. ..................... 240,454 41,288,356
Vail Resorts, Inc. ......................... 115,033 20,720,894
Wendy's Co. (The) ........................ 306,040 5,190,438
Wingstop, Inc.
(b)
.......................... 105,808 44,720,809
Wyndham Hotels & Resorts, Inc. .............. 24,613 1,821,362
Wynn Resorts Ltd. ........................ 27,629 2,472,796
Yum! Brands, Inc. ........................ 390,268 51,694,899
2,115,961,044
a
Household Durables  —  0 .0%
SharkNinja, Inc. .......................... 47,258 3,551,439
Tempur Sealy International, Inc. ............... 605,043 28,642,736
TopBuild Corp.
(a)
......................... 9,164 3,530,614
35,724,789
a
Household Products  —  0 .6%
Clorox Co. (The) ......................... 447,743 61,103,487
Colgate-Palmolive Co. ..................... 1,612,684 156,494,855
Kimberly-Clark Corp. ...................... 498,621 68,909,422
Procter & Gamble Co. (The) ................. 1,898,820 313,153,395
599,661,159
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Vistra Corp. ............................ 1,242,609 106,839,522
a
Industrial Conglomerates  —  0 .1%
3M Co. ................................ 370,861 37,898,286
Honeywell International, Inc. ................. 364,471 77,829,137
115,727,423
a
Insurance  —  0 .6%
Allstate Corp. (The) ....................... 147,816 23,600,303
Arthur J Gallagher & Co. .................... 53,717 13,929,355
Brown & Brown, Inc. ....................... 379,012 33,887,463
Everest Group Ltd. ........................ 25,299 9,639,425
Kinsale Capital Group, Inc.
(b)
................. 79,420 30,598,938
Markel Group, Inc.
(a)
....................... 10,927 17,217,237
Marsh & McLennan Companies, Inc. ............ 243,732 51,359,207
Progressive Corp. (The) .................... 1,778,182 369,346,183
RLI Corp. .............................. 9,113 1,282,108
Ryan Specialty Holdings, Inc. , Class A ........... 368,986 21,367,979
572,228,198
a
Security Shares Value
a
Interactive Media & Services  —  11 .5%
Alphabet, Inc. , Class A ..................... 21,211,556 $ 3,863,684,925
Alphabet, Inc. , Class C , NVS ................. 17,774,307 3,260,163,390
Meta Platforms, Inc. , Class A ................. 7,906,972 3,986,853,422
Pinterest, Inc. , Class A
(a) (b)
................... 2,135,707 94,120,607
TripAdvisor, Inc.
(a)
........................ 20,621 367,260
Trump Media & Technology Group Corp.
(a)
........ 130,133 4,261,856
11,209,451,460
a
IT Services  —  0 .6%
Cloudflare, Inc. , Class A
(a) (b)
.................. 1,081,601 89,589,011
EPAM Systems, Inc.
(a)
...................... 12,616 2,373,196
Gartner, Inc.
(a)
........................... 271,858 122,080,553
Globant SA
(a) (b)
.......................... 114,046 20,329,840
GoDaddy, Inc. , Class A
(a)
.................... 509,928 71,242,041
MongoDB, Inc. , Class A
(a) (b)
.................. 245,654 61,403,674
Okta, Inc. , Class A
(a)
....................... 249,145 23,322,463
Snowflake, Inc. , Class A
(a) (b)
.................. 1,140,458 154,064,471
Twilio, Inc. , Class A
(a) (b)
..................... 124,364 7,065,119
VeriSign, Inc.
(a)
.......................... 20,336 3,615,741
555,086,109
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 438,330 25,642,305
YETI Holdings, Inc.
(a) (b)
..................... 91,527 3,491,755
29,134,060
a
Life Sciences Tools & Services  —  0 .2%
10X Genomics, Inc. , Class A
(a) (b)
............... 251,471 4,891,111
Bruker Corp. ............................ 239,725 15,296,852
Fortrea Holdings, Inc.
(a)
..................... 3,572 83,370
IQVIA Holdings, Inc.
(a)
...................... 73,466 15,533,651
Medpace Holdings, Inc.
(a)
................... 91,635 37,739,875
Repligen Corp.
(a) (b)
........................ 28,725 3,621,074
Waters Corp.
(a)
.......................... 129,665 37,618,410
West Pharmaceutical Services, Inc. ............ 158,934 52,351,270
167,135,613
a
Machinery  —  0 .2%
Caterpillar, Inc. .......................... 250,544 83,456,206
Illinois Tool Works, Inc. ..................... 400,636 94,934,707
Lincoln Electric Holdings, Inc. ................ 55,521 10,473,481
188,864,394
a
Media  —  0 .2%
Liberty Broadband Corp. , Class A
(a)
............. 15,274 833,960
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 97,496 5,344,731
Nexstar Media Group, Inc. ................... 43,923 7,291,657
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,594,227 155,708,151
169,178,499
a
Metals & Mining  —  0 .0%
Cleveland-Cliffs, Inc.
(a)
..................... 551,949 8,494,495
Southern Copper Corp. ..................... 310,811 33,486,777
41,981,272
a
Oil, Gas & Consumable Fuels  —  0 .4%
Antero Midstream Corp. .................... 466,936 6,882,637
Cheniere Energy, Inc. ...................... 423,299 74,005,364
Civitas Resources, Inc. ..................... 99,107 6,838,383
Hess Corp. ............................. 651,981 96,180,237
Matador Resources Co. .................... 32,212 1,919,835
New Fortress Energy, Inc. , Class A
(b)
............ 124,212 2,730,180
Permian Resources Corp. , Class A ............. 482,367 7,790,227
Targa Resources Corp. ..................... 792,583 102,068,839
Texas Pacific Land Corp. .................... 67,732 49,733,576

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. ........................ 96,161 $ 3,608,922
351,758,200
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 162,141 13,349,069
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 169,959 1,925,635
a
Personal Care Products  —  0 .1%
elf Beauty, Inc.
(a)
......................... 190,811 40,207,694
Estee Lauder Companies, Inc. (The) , Class A ...... 300,190 31,940,216
72,147,910
a
Pharmaceuticals  —  4 .3%
Eli Lilly & Co. ........................... 3,069,666 2,779,214,203
Intra-Cellular Therapies, Inc.
(a)
................ 371,193 25,423,009
Merck & Co., Inc. ......................... 9,150,374 1,132,816,301
Zoetis, Inc. , Class A ....................... 1,361,437 236,018,718
4,173,472,231
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 1,376,486 328,553,443
Booz Allen Hamilton Holding Corp. , Class A ....... 461,807 71,072,097
Broadridge Financial Solutions, Inc. ............ 385,597 75,962,609
Dayforce, Inc.
(a) (b)
......................... 56,656 2,810,138
Equifax, Inc. ............................ 89,060 21,593,488
KBR, Inc.
(b)
............................. 41,275 2,647,378
Paychex, Inc. ........................... 416,457 49,375,142
Paycom Software, Inc. ..................... 115,697 16,549,299
Paycor HCM, Inc.
(a) (b)
...................... 100,134 1,271,702
Paylocity Holding Corp.
(a) (b)
.................. 158,094 20,844,694
TransUnion ............................. 39,884 2,957,797
Verisk Analytics, Inc. ....................... 513,762 138,484,547
732,122,334
a
Real Estate Management & Development  —  0 .0%
Jones Lang LaSalle, Inc.
(a)
................... 52,823 10,843,505
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 298,751 45,350,402
a
Semiconductors & Semiconductor Equipment  —  17 .1%
Advanced Micro Devices, Inc.
(a)
............... 3,833,957 621,906,165
Applied Materials, Inc. ..................... 2,759,013 651,099,478
Astera Labs, Inc.
(a)
........................ 3,974 240,467
Broadcom, Inc. .......................... 1,640,908 2,634,527,021
Enphase Energy, Inc.
(a) (b)
.................... 475,213 47,383,488
Entegris, Inc.
(b)
.......................... 543,067 73,531,272
KLA Corp. .............................. 486,018 400,726,701
Lam Research Corp. ...................... 471,300 501,863,805
Lattice Semiconductor Corp.
(a)
................ 425,307 24,663,553
Marvell Technology, Inc. .................... 247,313 17,287,179
MKS Instruments, Inc. ..................... 14,227 1,857,761
Monolithic Power Systems, Inc. ............... 169,404 139,195,879
NVIDIA Corp. ........................... 85,823,418 10,602,625,060
Onto Innovation, Inc.
(a)
..................... 45,393 9,966,487
QUALCOMM, Inc. ........................ 3,779,901 752,880,681
Teradyne, Inc. ........................... 502,842 74,566,440
Texas Instruments, Inc. ..................... 397,429 77,311,863
Universal Display Corp. .................... 84,787 17,826,467
16,649,459,767
a
Software  —  19 .3%
Adobe, Inc.
(a)
............................ 1,616,525 898,044,298
Appfolio, Inc. , Class A
(a)
.................... 79,283 19,390,243
Security Shares Value
a
Software (continued)
AppLovin Corp. , Class A
(a)
................... 946,011 $ 78,727,035
Atlassian Corp. , Class A
(a)
................... 566,120 100,135,306
Autodesk, Inc.
(a) (b)
......................... 777,213 192,321,357
Bentley Systems, Inc. , Class B
(b)
............... 505,355 24,944,323
BILL Holdings, Inc.
(a)
....................... 91,956 4,838,725
Cadence Design Systems, Inc.
(a)
.............. 983,391 302,638,580
Confluent, Inc. , Class A
(a) (b)
.................. 871,737 25,742,394
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 787,062 301,594,288
Datadog, Inc. , Class A
(a) (b)
................... 1,078,201 139,831,888
DocuSign, Inc.
(a) (b)
........................ 732,714 39,200,199
DoubleVerify Holdings, Inc.
(a)
................. 294,737 5,738,529
Dropbox, Inc. , Class A
(a)
.................... 273,485 6,145,208
Dynatrace, Inc.
(a)
......................... 938,578 41,991,980
Elastic NV
(a)
............................ 293,410 33,422,333
Fair Isaac Corp.
(a) (b)
....................... 73,336 109,172,370
Five9, Inc.
(a) (b)
........................... 264,270 11,654,307
Fortinet, Inc.
(a)
........................... 1,857,811 111,970,269
Gitlab, Inc. , Class A
(a) (b)
..................... 427,276 21,244,163
Guidewire Software, Inc.
(a)
................... 134,299 18,518,489
HashiCorp, Inc. , Class A
(a)
................... 271,281 9,139,457
HubSpot, Inc.
(a)
.......................... 176,256 103,954,026
Intuit, Inc. .............................. 985,328 647,567,415
Manhattan Associates, Inc.
(a)
................. 220,882 54,487,172
Microsoft Corp. .......................... 26,837,724 11,995,120,742
MicroStrategy, Inc. , Class A
(a)
................. 3,559 4,902,451
nCino, Inc.
(a) (b)
........................... 184,215 5,793,562
Nutanix, Inc. , Class A
(a)
..................... 248,730 14,140,300
Oracle Corp. ............................ 5,668,060 800,330,072
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 7,257,508 183,832,678
Palo Alto Networks, Inc.
(a) (b)
.................. 1,111,126 376,682,825
Pegasystems, Inc. ........................ 160,756 9,730,561
Procore Technologies, Inc.
(a) (b)
................ 379,676 25,176,316
PTC, Inc.
(a)
............................. 259,174 47,084,141
RingCentral, Inc. , Class A
(a)
.................. 296,291 8,355,406
Salesforce, Inc. .......................... 2,869,294 737,695,487
SentinelOne, Inc. , Class A
(a) (b)
................ 133,091 2,801,565
ServiceNow, Inc.
(a)
........................ 740,922 582,861,110
Smartsheet, Inc. , Class A
(a)
.................. 457,206 20,153,640
Synopsys, Inc.
(a) (b)
........................ 549,047 326,715,908
Teradata Corp.
(a) (b)
........................ 349,922 12,093,304
Tyler Technologies, Inc.
(a)
................... 129,964 65,343,300
UiPath, Inc. , Class A
(a) (b)
.................... 1,205,207 15,282,025
Unity Software, Inc.
(a) (b)
..................... 476,234 7,743,565
Workday, Inc. , Class A
(a)
.................... 763,502 170,688,507
Zscaler, Inc.
(a) (b)
.......................... 330,181 63,457,486
18,778,399,305
a
Specialized REITs  —  0 .4%
American Tower Corp. ..................... 1,684,517 327,436,414
Equinix, Inc. ............................ 18,465 13,970,619
Iron Mountain, Inc. ........................ 504,171 45,183,805
Lamar Advertising Co. , Class A ............... 79,135 9,459,007
Public Storage ........................... 86,705 24,940,693
420,990,538
a
Specialty Retail  —  2 .1%
AutoZone, Inc.
(a)
......................... 56,891 168,630,613
Burlington Stores, Inc.
(a)
.................... 228,689 54,885,360
CarMax, Inc.
(a) (b)
.......................... 39,682 2,910,278
Carvana Co. , Class A
(a)
..................... 133,098 17,132,375
Dick's Sporting Goods, Inc. .................. 18,681 4,013,613
Five Below, Inc.
(a)
......................... 156,035 17,003,134
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 138,179 13,736,374
Home Depot, Inc. (The) .................... 2,856,368 983,276,120
Murphy USA, Inc.
(b)
....................... 67,912 31,881,968

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a) (b)
.................. 194,814 $ 205,735,273
RH
(a) (b)
................................ 10,587 2,587,886
Ross Stores, Inc. ......................... 274,131 39,836,717
TJX Companies, Inc. (The) .................. 2,416,528 266,059,733
Tractor Supply Co. ........................ 389,059 105,045,930
Ulta Beauty, Inc.
(a)
........................ 149,446 57,666,728
Valvoline, Inc.
(a) (b)
......................... 465,786 20,121,955
Williams-Sonoma, Inc. ..................... 135,857 38,361,941
2,028,885,998
a
Technology Hardware, Storage & Peripherals  —  11 .7%
Apple, Inc. ............................. 52,459,522 11,049,024,524
Dell Technologies, Inc. , Class C ............... 141,173 19,469,168
HP, Inc. ............................... 853,727 29,897,519
NetApp, Inc. ............................ 332,922 42,880,354
Pure Storage, Inc. , Class A
(a) (b)
................ 911,978 58,558,107
Super Micro Computer, Inc.
(a)
................. 178,708 146,424,400
11,346,254,072
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Crocs, Inc.
(a) (b)
........................... 38,596 5,632,700
Deckers Outdoor Corp.
(a)
.................... 92,101 89,149,163
Lululemon Athletica, Inc.
(a)
................... 435,365 130,043,526
Nike, Inc. , Class B ........................ 2,682,312 202,165,855
Skechers USA, Inc. , Class A
(a)
................ 42,404 2,930,965
429,922,209
a
Trading Companies & Distributors  —  0 .3%
Core & Main, Inc. , Class A
(a)
.................. 393,084 19,237,531
Fastenal Co. ............................ 1,740,585 109,378,361
Security Shares Value
a
Trading Companies & Distributors (continued)
Ferguson PLC ........................... 48,889 $ 9,467,355
SiteOne Landscape Supply, Inc.
(a) (b)
............. 59,333 7,203,619
United Rentals, Inc. ....................... 57,998 37,509,047
WW Grainger, Inc. ........................ 136,408 123,072,754
305,868,667
a
Total Long-Term Investments — 99.7%
(Cost: $ 60,028,990,893 ) .............................. 96,823,140,754
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(c) (d) (e)
...................... 977,979,045 978,272,439
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 123,145,609 123,145,609
a
Total Short-Term Securities — 1.1%
(Cost: $ 1,100,968,084 ) ............................... 1,101,418,048
Total Investments — 100.8%
(Cost: $ 61,129,958,977 ) .............................. 97,924,558,802
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (782,203,632)
Net Assets — 100.0% ................................. $ 97,142,355,170
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 590,093,947  $ 388,286,954
(a)
$ —  $ (31,705) $ (76,757) $ 978,272,439  977,979,045  $ 457,900
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 130,436,818  —  (7,291,209)
(a)
—  —  123,145,609  123,145,609  1,759,129  —
$ (31,705) $ (76,757)
$ 1,101,418,048
$ 2,217,029  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 1000 Growth ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 672  09/20/24 $ 124,817  $ 318,817
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 96,823,140,754  $ —  $ —  $ 96,823,140,754
Short-Term Securities
Money Market Funds ...................................... 1,101,418,048  —  —  1,101,418,048
$ 97,924,558,802  $ —  $ —  $ 97,924,558,802
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 318,817  $ —  $ —  $ 318,817
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust